UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     August 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $102,736 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135af3       19    20000 PRN      SOLE                        0        0    20000
AMERICAN FINL RLTY TR          NOTE  4.375% 7/1 02607PAB3       20    22000 PRN      SOLE                        0        0    22000
AMERICAN FINL RLTY TR          COM              02607P305      876    90496 SH       SOLE                        0        0    90496
APOLLO INVT CORP               COM              03761U106     2420   130969 SH       SOLE                        0        0   130969
BANK OF AMERICA CORPORATION    COM              060505104     2505    52074 SH       SOLE                        0        0    52074
BEBE STORES INC                COM              075571109      529    34311 SH       SOLE                        0        0    34311
CAPITALSOURCE INC              DBCV  3.500% 7/1 14055XAD4       20    20000 PRN      SOLE                        0        0    20000
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      542    30800 SH       SOLE                        0        0    30800
CIENA CORP                     NOTE  3.750% 2/0 171779AA9       16    17000 PRN      SOLE                        0        0    17000
CITIGROUP INC                  COM              172967101      218     4520 SH       SOLE                        0        0     4520
D R HORTON INC                 COM              23331A109     2550   107066 SH       SOLE                        0        0   107066
ELECTRONIC DATA SYS NEW        NOTE  3.875% 7/1 285661AF1       20    20000 PRN      SOLE                        0        0    20000
EXTRA SPACE STORAGE INC        COM              30225T102     1551    95531 SH       SOLE                        0        0    95531
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     1552   141507 SH       SOLE                        0        0   141507
GENERAL DYNAMICS CORP          COM              369550108      235     3589 SH       SOLE                        0        0     3589
GENERAL ELECTRIC CO            COM              369604103      229     6960 SH       SOLE                        0        0     6960
GLADSTONE COML CORP            COM              376536108     1854    98834 SH       SOLE                        0        0    98834
GLADSTONE INVT CORP            COM              376546107      660    43977 SH       SOLE                        0        0    43977
HEWLETT PACKARD CO             NOTE        10/1 428236ac7       35    55000 PRN      SOLE                        0        0    55000
HOME DEPOT INC                 COM              437076102     1488    41750 SH       SOLE                        0        0    41750
MAGNA ENTMT CORP               NOTE  7.250%12/1 559211AC1    21444 22107000 PRN      SOLE                        0        0 22107000
MCG CAPITAL CORP               COM              58047P107     3086   194063 SH       SOLE                        0        0   194063
MICROSOFT CORP                 COM              594918104      303     8842 SH       SOLE                        0        0     8842
NEKTAR THERAPEUTICS            NOTE  3.250% 9/2 640268ah1      489   450000 PRN      SOLE                        0        0   450000
OVERSTOCK COM INC DEL          NOTE  3.750%12/0 690370ab7      177   250000 PRN      SOLE                        0        0   250000
PFIZER INC                     COM              717081103     2375   101167 SH       SOLE                        0        0   101167
PITNEY BOWES INC               COM              724479100      202     4900 SH       SOLE                        0        0     4900
PMC COML TR                    SH BEN INT       693434102      972    76790 SH       SOLE                        0        0    76790
SAFEGUARD SCIENTIFICS INC      DBCV  2.625% 3/1 786449AG3    24705 32940000 PRN      SOLE                        0        0 32940000
SIRIUS SATELLITE RADIO INC     COM              82966u103      597   125700 SH       SOLE                        0        0   125700
SPACEHAB INC                   NOTE  8.000%10/1 846243ac7       57    68000 PRN      SOLE                        0        0    68000
SPACEHAB INC                   NOTE  5.500%10/1 846243AD5    25790 28419000 PRN      SOLE                        0        0 28419000
TECHNOLOGY INVT CAP CORP       COM              878717305     4049   276383 SH       SOLE                        0        0   276383
U STORE IT TR                  COM              91274F104      562    29789 SH       SOLE                        0        0    29789
XTO ENERGY INC                 COM              98385X106      589    13300 SH       SOLE                        0        0    13300